Goodwill and Intangible assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Goodwill and Intangible assets
Goodwill	¥ 37,785		¥ 37,785		$ 5,403
Impairment charge of goodwill	0		0	¥ 0
Impairment charges recognized on intangible assets	¥ 0		¥ 0	¥ 0
Weighted average useful life of intangible assets	5 years 9 months 18 days	5 years 9 months 18 days	5 years 10 months 24 days	5 years 10 months 24 days
Amortization of intangible assets	¥ 4,225	$ 604	¥ 4,648	¥ 6,223
Intangible assets with an indefinite useful life	0		0
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Goodwill and Intangible assets
Goodwill	¥ 37,785		¥ 37,785		$ 5,403